UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (15,832,281)	$ (1,608,451)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	91,106	86,205
Right-of-use assets depreciation	95,205	116,200
Interest income	(43,527)	(541)
Reversal of credit losses	(64,637)	(28,473)
Impairment of goodwill	12,798,582
Imputed interest expense		504,021
Change in operating assets and liabilities:
Accounts receivable	3,576,662	1,587,754
Notes receivables	442,047	865,896
Other receivables	157,724	(7,135)
Due from related parties		248,920
Prepayments	25,419	(52,403)
Accounts payable	(2,233,213)	(228,020)
Other payables and accrued liabilities	(94,963)	(119,983)
Contract liabilities	115,395	(31,135)
Taxes payable	(149,930)	(112,563)
Lease liabilities	(86,652)	(109,744)
Net cash (used in)/provided by operating activities	(1,203,063)	1,110,548
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investments		(689,408)
Loan to third party	(4,808,813)
Net cash used in investing activities	(4,808,813)	(689,408)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from short-term loans from bank	3,696,067
Net proceeds from short-term loans from others	670,000
Net cash provided by financing activities	4,366,067
EFFECT OF EXCHANGE RATE CHANGES	208,050	127,751
NET CHANGE IN CASH	(1,437,759)	548,891
CASH, beginning of period	5,113,317	4,693,725
CASH, end of period	3,675,558	5,242,616
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax		114,408
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Termination of right of use assets	75,668
Termination of lease liabilities	$ 79,676